Equity Incentive Plan - Company's Equity Incentive Plans (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended		12 Months Ended		0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Equity Incentive Plan 2010	Feb. 23, 2010 Equity Incentive Plan 2010	Dec. 31, 2013 Equity Incentive Plan 2011	Aug. 31, 2011 Equity Incentive Plan 2011	Dec. 31, 2013 Equity Incentive Plan 2013	Mar. 21, 2013 Equity Incentive Plan 2013	Mar. 21, 2013 Directors, Officers and Employees of the Company and its subsidiaries	Mar. 21, 2013 Company's former Director
Equity Incentive Plan [Line Items]
Total shares authorized					133,333		133,333		240,000
Granted	279,333	90,667	49,867	133,333		133,333		237,907		239,333	12,000
Vested	21,333	100,000	24,949	133,333		122,573		0
Dividends paid to nonvested shares	$ 0	$ 0	$ 29
Share based compensation	1,488	1,546	1,362
Total unrecognized compensation cost	453
Expected period of recognition of unrecognized compensation cost	0 years 6 months 14 days
Total fair value of shares vested during the period	$ 136	$ 1,386	$ 561